UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08367

EVERGREEN MUNICIPAL TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  3/31, 5/31, 8/31

Date of reporting period:  7/1/2009 - 6/30/2010

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Municipal Trust
(the "Registrant"):

Evergreen State Municipal Bond Funds (FYE 3/31)
	Evergreen California Municipal Bond Fund
	Evergreen Pennsylvania Municipal Bond Fund

Evergreen National Municipal Bond Funds (FYE 5/31)
	Evergreen High Income Municipal Bond Fund
	Evergreen Municipal Bond Fund
	Evergreen Short-Intermediate Municipal Bond Fund
	Evergreen Strategic Municipal Bond Fund

Evergreen Southern State Municipal Bond Funds (FYE 8/31)
	Evergreen North Carolina Municipal Bond Fund

The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08367
Reporting Period: 07/01/2009 - 06/30/2010
Evergreen Municipal Trust Fund









=================== Evergreen California Municipal Bond Fund ===================


EVERGREEN FUNDS

Ticker:                      Security ID:  300250610
Meeting Date: JUN 29, 2010   Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




================== Evergreen High Income Municipal Bond Fund ===================


EVERGREEN FUNDS

Ticker:                      Security ID:  299920306
Meeting Date: JUN 8, 2010    Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




======================== Evergreen Municipal Bond Fund =========================


EVERGREEN FUNDS

Ticker:                      Security ID:  299920306
Meeting Date: JUN 8, 2010    Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




================= Evergreen North Carolina Municipal Bond Fund =================


EVERGREEN FUNDS

Ticker:                      Security ID:  299920306
Meeting Date: JUN 8, 2010    Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




================== Evergreen Pennsylvania Municipal Bond Fund ==================


EVERGREEN FUNDS

Ticker:                      Security ID:  299920306
Meeting Date: JUN 8, 2010    Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




=============== Evergreen Short-Intermediate Municipal Bond Fund ===============


EVERGREEN FUNDS

Ticker:                      Security ID:  299920306
Meeting Date: JUN 8, 2010    Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management




=================== Evergreen Strategic Municipal Bond Fund ====================


EVERGREEN FUNDS

Ticker:                      Security ID:  299920306
Meeting Date: JUN 8, 2010    Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management

========== END NPX REPORT


                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


			EVERGREEN MUNICIPAL TRUST
			By:   /s/ W. Douglas Munn
			---------------------------------------
				W. Douglas Munn
				President
				(Chief Executive Officer)

Date:  August 23, 2010
--------------------------